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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2009 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Cullen
Value Fund
--------------------------------------------------------------------------------
Annual Report | June 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   CVFCX
Class B   CVFBX
Class C   CVCFX
Class R   CVRFX
Class Y   CVFYX
Class Z   CVFZX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              7
Prices and Distributions                                                       8
Performance Update                                                             9
Comparing Ongoing Fund Expenses                                               15
Schedule of Investments                                                       17
Financial Statements                                                          24
Notes to Financial Statements                                                 34
Report of Independent Registered Public Accounting Firm                       42
Trustees, Officers and Service Providers                                      44


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2  Pioneer Cullen Value Fund | Annual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

Large-cap stocks rallied over most of the 12 months ended June 30, 2010, before falling sharply in the final weeks of the period as confidence about the strength of the economic recovery began to falter and new doubts began to grow. In the following discussion, James P. Cullen, President of Cullen Capital Management, LLC, reviews the factors that influenced the performance of Pioneer Cullen Value Fund during the 12-month period. Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q  How did the Fund perform during the 12 months ended June 30, 2010?

A Pioneer Cullen Value Fund Class A shares returned 8.95% at net asset value over the 12 months ended June 30, 2010, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 14.43%. Over the same 12-month period, the average return of the 521 mutual funds in Lipper's Large Cap Value category was 12.88%.

Q What were the principal factors affecting the Fund's performance over the 12 months ended June 30, 2010?

A The Fund lagged the benchmark S&P 500 Index's results early in the period because of our consistent emphasis on value stocks of companies that are fundamentally strong. We continued to avoid the stocks of companies we viewed as having more risk, even though such stocks outperformed during the market surge of 2009 and early 2010. Later in the annual reporting period, the Fund's positions in corporations with exposure to the euro held back performance results as the debt crisis in Greece and several other countries generally undermined confidence in European stocks. In addition, several of the portfolio's financial holdings performed poorly, also holding back relative performance.

   Despite the underperformance of the Fund in recent months, we remain confident in our investment style and of the importance of staying disciplined, even in the face of short-term market moves that appear to reward approaches that are less consistent. Historically, the capital markets often have been unpredictable for one-to-two-year periods. Over five- and 10-year time spans, however, value-oriented approaches generally have produced very good returns. We have kept the Fund's investments focused on the longer term, with an emphasis on low-priced stocks of companies with strong fundamentals and high dividends. During the past few months, in fact, we have placed additional emphasis on stocks with high dividends, as they seem to offer the best relative value, both with respect to other stock classes and to alternative investments, such as bonds. We believe history has


4 Pioneer Cullen Value Fund | Annual Report | 6/30/10 shown that a long-term approach that focuses on company fundamentals is the best way to achieve strong relative performance in the five years following a recession.

Q What types of investments most influenced the Fund's performance over the 12 months ended June 30, 2010?

A We typically allocate approximately 20% of the Fund's portfolio to companies exposed to the euro, but that exposure was a performance detractor during a period when euro-exposed stocks sold off following the debt crisis hitting several European countries. The stocks of some solid companies either based in Europe or with significant European interests were affected.
   Euro-exposed companies that held back the Fund's results during the 12-month period included: German chemical company A.G. Bayer; Russian energy giant Gazprom; and Finland-based telecommunications equipment company Nokia. We sold the Fund's position in Nokia. In addition, the Fund's investments in the financials sector did not fare well over the 12-month period, even though we underweighted the group. Financials sector investments that lagged included investment banks Goldman Sachs and Morgan Stanley and diversified banking giant Citigroup. Information technology holdings that produced just flat results for the Fund in a generally higher market included software leaders Microsoft and Oracle.

   Stock selections in the industrials and energy groups tended to have positive effects on the Fund's results over the 12 months ended June 30, 2010. In the industrial sector, three very strong performers were Boeing, a leader in the development and manufacture of aircraft; United Technologies, the diversified corporation that enjoyed strong demand for its products in China; and 3M, which produces a variety of products for industrial and consumer markets. Two additional solid contributors to Fund performance were railroads Canadian Pacific and Canadian National. Although the Fund's financials investments did not fare well overall, one holding that did help performance was insurer Chubb. Three European-based companies that better withstood the sharp decline in the euro during the period were global consumer companies Nestle, Unilever and Diageo. From other sectors, the top-performing Fund holding was global media and entertainment leader Walt Disney, whose earnings received a boost from its fast-growing English language education operations in China.

Q  What is your investment outlook?

A While we do not focus on short-term economic or market forecasts, we believe that there is more reason to have a positive economic view than recent downturns would appear to suggest. We think the market may have entered a period of consolidation, which history tells us is typically followed by a brisk revival. Stock market valuations appear inexpensive relative to


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10     5
   earnings and very attractive relative to bonds. After a period of restructuring and cost-cutting, corporations in general appear go be in solid financial shape, with relatively low debt levels and large amounts of cash. We are particularly interested in investing the Fund in companies paying higher-than-average dividends, as these corporations usually are in very strong financial positions. While high unemployment continues to be a drag on the economy and the market, job creation typically is a lagging indicator as economies move out of recession. Moreover, it is worth noting that we are approaching the year 2011 -- the year before a presidential election. Pre-election years historically have been very good years for the market.

   Overseas, we think the markets may have over-reacted to the European debt crisis, and we believe many European companies are selling at prices that appear very attractive relative to U.S. companies with comparable earnings.


Please refer to the Schedule of Investments on pages 17-23 for a full listing of Fund securities.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

6  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Portfolio Summary | 6/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                              68.2%
Depositary Receipts for International Stocks    24.1%
Temporary Cash Investments                      7.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[The following data was represented as a pie chart in the printed material]

Industrials                                     20.8%
Health Care                                     17.0%
Consumer Staples                                16.2%
Financials                                      12.1%
Information Technology                          10.2%
Energy                                           9.6%
Telecommunication Services                       7.0%
Consumer Discretionary                           5.5%
Materials                                        1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  3M Co.                                     3.27%
 2.  The Walt Disney Co.                        3.24
 3.  Abbott Laboratories, Inc.                  3.21
 4.  Chubb Corp.                                3.20
 5.  Oracle Corp.                               3.18
 6.  Kimberly-Clark Corp.                       3.18
 7.  Covidien, Ltd.                             3.17
 8.  Unilever NV                                3.12
 9.  Bayer AG (A.D.R.)                          3.11
10.  Kraft Foods, Inc.                          3.05

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10     7

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                   6/30/10                     6/30/09
--------------------------------------------------------------------------------
       A                      $15.26                      $14.15
--------------------------------------------------------------------------------
       B                      $15.13                      $14.03
--------------------------------------------------------------------------------
       C                      $15.09                      $14.00
--------------------------------------------------------------------------------
       R                      $15.08                      $14.03
--------------------------------------------------------------------------------
       Y                      $15.34                      $14.21
--------------------------------------------------------------------------------
       Z                      $15.22                      $14.12
--------------------------------------------------------------------------------

Distributions per Share: 7/1/09-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term         Long-Term
      Class            Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A               $0.1694             $ --              $ --
--------------------------------------------------------------------------------
       B               $0.0282             $ --              $ --
--------------------------------------------------------------------------------
       C               $0.0570             $ --              $ --
--------------------------------------------------------------------------------
       R               $0.1936             $ --              $ --
--------------------------------------------------------------------------------
       Y               $0.2334             $ --              $ --
--------------------------------------------------------------------------------
       Z               $0.2400             $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-14.


8  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Performance Update | 6/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         Net Asset       Public Offering
Period                                   Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 5.38%            4.76%
5 Years                                  0.09            -1.09
1 Year                                   8.95             2.70
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         1.18%            1.18%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen              S&P 500
                          Value Fund                 Index
7/00                        9,425                    10,000
                           10,341                     8,653
6/02                       10,912                     7,098
                           10,362                     7,115
6/04                       12,874                     8,474
                           15,296                     9,009
6/06                       17,550                     9,786
                           20,555                    11,800
6/08                       18,659                    10,252
                           14,105                     7,567
6/10                       15,367                     8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class A shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10     9

Performance Update | 6/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                   4.89%          4.89%
5 Years                                   -0.80          -0.80
1 Year                                     8.03           4.03
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          2.12%           2.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen              S&P 500
                          Value Fund                 Index
7/00                       10,000                    10,000
                           10,970                     8,653
6/02                       11,576                     7,098
                           10,992                     7,115
6/04                       13,657                     8,474
                           16,186                     9,009
6/06                       18,398                     9,786
                           21,357                    11,800
6/08                       19,224                    10,252
                           14,396                     7,567
6/10                       15,551                     8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.00% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class B shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


10  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Performance Update | 6/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                  4.95%           4.95%
5 Years                                  -0.68           -0.68
1 Year                                    8.16            8.16
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          1.96%           1.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen              S&P 500
                          Value Fund                 Index

7/00                       10,000                    10,000
                           10,970                     8,653
6/02                       11,576                     7,098
                           10,992                     7,115
6/04                       13,657                     8,474
                           16,186                     9,009
6/06                       18,421                     9,786
                           21,407                    11,800
6/08                       19,282                    10,252
                           14,466                     7,567
6/10                       15,646                     8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class C shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     11

Performance Update | 6/30/10                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                  4.91%           4.91%
5 Years                                  -0.30           -0.30
1 Year                                    8.75            8.75
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          2.11%           1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen              S&P 500
                          Value Fund                 Index
7/00                       10,000                    10,000
                           10,921                     8,653
6/02                       11,466                     7,098
                           10,834                     7,115
6/04                       13,394                     8,474
                           15,835                     9,009
6/06                       18,078                     9,786
                           21,015                    11,800
6/08                       19,017                    10,252
                           14,345                     7,567
6/10                       15,600                     8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through November 1, 2011, for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance shown for Class R shares for the period from February 28, 2005, to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class R shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.


12  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Performance Update | 6/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/1/00)                                 5.58%           5.58%
5 Years                                  0.45            0.45
1 Year                                   9.47            9.47
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         0.83%           0.83%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen              S&P 500
                          Value Fund                 Index
7/00                       10,000                    10,000
                           10,970                     8,653
6/02                       11,576                     7,098
                           10,992                     7,115
6/04                       13,657                     8,474
                           16,237                     9,009
6/06                       18,691                     9,786
                           21,956                    11,800
6/08                       20,010                    10,252
                           15,172                     7,567
6/10                       16,608                     8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class Y shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     13

Performance Update | 6/30/10                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------------------
Life of Class
(7/1/00)                                  5.17%           5.17%
5 Years                                  -0.30           -0.30
1 Year                                    9.36            9.36
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2009,
as revised April 12, 2010)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          0.83%           0.83%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Cullen       S&P 500
                          Value Fund          Index
7/00                       10,000             10,000
                           10,970              8,653
6/02                       11,576              7,098
                           10,992              7,115
6/04                       13,657              8,474
                           16,226              9,009
6/06                       18,617              9,786
                           21,557             11,800
6/08                       19,352             10,252
                           14,617              7,567
6/10                       15,984              8,659

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Performance shown for the period from February 28, 2005, to the inception of Class Z shares on November 1, 2008, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance shown for Class Z shares of the Fund from July 1, 2000, to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Z shares.


14  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2010, through June 30, 2010.

-----------------------------------------------------------------------------------------------------------
Share Class                     A             B             C             R             Y             Z
-----------------------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/10
-----------------------------------------------------------------------------------------------------------
Ending Account Value        $1,089.50     $1,080.30     $1,081.60     $1,087.50     $1,094.70     $1,093.60
(after expenses)
on 6/30/10
-----------------------------------------------------------------------------------------------------------
Expenses Paid               $    5.56     $    9.72     $    9.10     $    6.65     $    3.57     $    3.80
During Period*
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.05%, 1.92%, 1.40%, 0.75%, and 0.80% for Class A, Class B, Class C, Class R,
  Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2010, through June 30, 2010.

-----------------------------------------------------------------------------------------------------------
Share Class                     A             B             C             R             Y             Z
-----------------------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/10
-----------------------------------------------------------------------------------------------------------
Ending Account Value        $1,018.99     $1,014.63     $1,015.27     $1,017.85     $1,021.08     $1,020.83
(after expenses)
on 6/30/10
-----------------------------------------------------------------------------------------------------------
Expenses Paid               $    5.86     $   10.24     $    9.59     $    7.00     $    3.76     $    4.01
During Period*
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, 2.05%, 1.92%, 1.40%, 0.75%, and 0.80% for Class A, Class B, Class C, Class R,
  Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Schedule of Investments | 6/30/10

--------------------------------------------------------------------------------------------------
Shares                                                                              Value
--------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 95.4%
                  ENERGY -- 9.1%
                  Integrated Oil & Gas -- 4.8%
  4,690,600       Gazprom OAO (A.D.R.)*                                             $   88,230,186
  1,182,072       Petrochina Co., Ltd. (A.D.R.)(b)                                     129,708,761
                                                                                    --------------
                                                                                    $  217,938,947
--------------------------------------------------------------------------------------------------
                  Oil & Gas Drilling -- 1.8%
  2,081,650       Ensco Plc                                                         $   81,767,212
--------------------------------------------------------------------------------------------------
                  Oil & Gas Exploration & Production -- 2.5%
  1,900,650       Devon Energy Corp.                                                $  115,787,598
                                                                                    --------------
                  Total Energy                                                      $  415,493,757
--------------------------------------------------------------------------------------------------
                  MATERIALS -- 1.6%
                  Diversified Metals & Mining -- 1.6%
  4,090,983       Anglo American Plc*(b)                                            $   70,487,637
                                                                                    --------------
                  Total Materials                                                   $   70,487,637
--------------------------------------------------------------------------------------------------
                  CAPITAL GOODS -- 17.0%
                  Aerospace & Defense -- 10.4%
  1,421,600       Boeing Co. (b)                                                    $   89,205,400
  2,869,600       ITT Corp.                                                            128,902,432
  2,660,700       Raytheon Co.                                                         128,751,273
  1,971,000       United Technologies Corp.                                            127,937,610
                                                                                    --------------
                                                                                    $  474,796,715
--------------------------------------------------------------------------------------------------
                  Construction & Engineering -- 1.5%
  1,567,250       Fluor Corp. (b)                                                   $   66,608,125
--------------------------------------------------------------------------------------------------
                  Heavy Electrical Equipment -- 2.0%
  5,152,700       ABB, Ltd. (b)                                                     $   89,038,656
--------------------------------------------------------------------------------------------------
                  Industrial Conglomerates -- 3.1%
  1,794,850       3M Co. (b)                                                        $  141,775,202
                                                                                    --------------
                  Total Capital Goods                                               $  772,218,698
--------------------------------------------------------------------------------------------------
                  TRANSPORTATION -- 2.9%
                  Railroads -- 2.9%
    952,950       Canadian National Railway Co.                                     $   54,680,271
  1,398,320       Canadian Pacific Railway, Ltd. (b)                                    74,977,918
                                                                                    --------------
                                                                                    $  129,658,189
                                                                                    --------------
                  Total Transportation                                              $  129,658,189
--------------------------------------------------------------------------------------------------
                  AUTOMOBILES & COMPONENTS -- 2.1%
                  Auto Parts & Equipment -- 2.1%
  2,597,000       BorgWarner, Inc.*(b)                                              $   96,971,980
                                                                                    --------------
                  Total Automobiles & Components                                    $   96,971,980
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     17

--------------------------------------------------------------------------------------------------
Shares                                                                              Value
--------------------------------------------------------------------------------------------------
                  MEDIA -- 3.1%
                  Movies & Entertainment -- 3.1%
 4,458,450        The Walt Disney Co. (b)                                           $  140,441,175
                                                                                    --------------
                  Total Media                                                       $  140,441,175
--------------------------------------------------------------------------------------------------
                  FOOD, BEVERAGE & TOBACCO -- 12.4%
                  Agricultural Products -- 1.6%
   797,500        Archer Daniels Midland Co.                                        $   20,591,450
 1,088,200        Bunge, Ltd. (b)                                                       53,528,558
                                                                                    --------------
                                                                                    $   74,120,008
--------------------------------------------------------------------------------------------------
                  Distillers & Vintners -- 2.4%
 1,722,300        Diageo Plc (A.D.R.)                                               $  108,057,102
--------------------------------------------------------------------------------------------------
                  Packaged Foods & Meats -- 8.4%
 4,732,600        Kraft Foods, Inc. (b)                                             $  132,512,800
 2,373,500        Nestle SA (A.D.R.)(b)                                                114,497,640
 4,953,600        Unilever NV (b)                                                      135,332,352
                                                                                    --------------
                                                                                    $  382,342,792
                                                                                    --------------
                  Total Food, Beverage & Tobacco                                    $  564,519,902
--------------------------------------------------------------------------------------------------
                  HOUSEHOLD & PERSONAL PRODUCTS -- 3.0%
                  Household Products -- 3.0%
 2,278,000        Kimberly-Clark Corp.                                              $  138,115,140
                                                                                    --------------
                  Total Household & Personal Products                               $  138,115,140
--------------------------------------------------------------------------------------------------
                  HEALTH CARE EQUIPMENT & SERVICES -- 3.0%
                  Health Care Equipment -- 3.0%
 3,426,700        Covidien, Ltd.                                                    $  137,684,806
                                                                                    --------------
                  Total Health Care Equipment & Services                            $  137,684,806
--------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS & BIOTECHNOLOGY -- 13.2%
                  Pharmaceuticals -- 13.2%
 2,983,000        Abbott Laboratories, Inc.                                         $  139,544,740
 2,421,300        Bayer AG (A.D.R.) (b)                                                135,108,540
 5,117,200        Bristol-Myers Squibb Co.                                             127,622,968
 2,159,500        Johnson & Johnson Co.                                                127,540,070
 1,345,300        Teva Pharmaceutical Industries, Ltd.                                  69,942,147
                                                                                    --------------
                                                                                    $  599,758,465
                                                                                    --------------
                  Total Pharmaceuticals & Biotechnology                             $  599,758,465
--------------------------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIALS -- 8.5%
                  Diversified Financial Services -- 6.2%
 4,952,300        Bank of America Corp.                                             $   71,164,551
24,481,400        Citigroup, Inc.*                                                      92,050,064
 3,307,050        JPMorgan Chase & Co.                                                 121,071,101
                                                                                    --------------
                                                                                    $  284,285,716
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18  Pioneer Cullen Value Fund | Annual Report | 6/30/10

--------------------------------------------------------------------------------------------------
Shares                                                                              Value
--------------------------------------------------------------------------------------------------
                  Investment Banking & Brokerage -- 2.3%
  387,750         Goldman Sachs Group, Inc.                                         $   50,899,943
2,264,700         Morgan Stanley Co.                                                    52,563,687
                                                                                    --------------
                                                                                    $  103,463,630
                                                                                    --------------
                  Total Diversified Financials                                      $  387,749,346
--------------------------------------------------------------------------------------------------
                  INSURANCE -- 3.1%
                  Property & Casualty Insurance -- 3.1%
2,780,500         Chubb Corp.                                                       $  139,052,805
                                                                                    --------------
                  Total Insurance                                                   $  139,052,805
--------------------------------------------------------------------------------------------------
                  SOFTWARE & SERVICES -- 5.7%
                  Systems Software -- 5.7%
5,342,600         Microsoft Corp.                                                   $  122,933,226
6,439,000         Oracle Corp.                                                         138,180,940
                                                                                    --------------
                                                                                    $  261,114,166
                                                                                    --------------
                  Total Software & Services                                         $  261,114,166
--------------------------------------------------------------------------------------------------
                  TECHNOLOGY HARDWARE & EQUIPMENT -- 4.0%
                  Computer Hardware -- 2.5%
2,583,000         Hewlett-Packard Co.                                               $  111,792,240
--------------------------------------------------------------------------------------------------
                  Technology Distributors -- 1.5%
2,295,400         Arrow Electronics, Inc.*                                          $   51,302,190
  767,300         Avnet, Inc.*(b)                                                       18,499,602
                                                                                    --------------
                                                                                    $   69,801,792
                                                                                    --------------
                  Total Technology Hardware & Equipment                             $  181,594,032
--------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION SERVICES -- 6.7%
                  Integrated Telecommunication Services -- 4.3%
3,589,000         AT&T Corp.                                                        $   86,817,910
3,900,000         Verizon Communications, Inc.                                         109,278,000
                                                                                    --------------
                                                                                    $  196,095,910
--------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services -- 2.4%
5,300,000         Vodafone Group Plc (A.D.R.) (b)                                   $  109,551,000
                                                                                    --------------
                  Total Telecommunication Services                                  $  305,646,910
--------------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $4,476,599,176)                                             $4,340,507,008
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     19

--------------------------------------------------------------------------------------------------
Principal
Amount                                                                              Value
--------------------------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 7.9%
                  Repurchase Agreements -- 4.0%
$ 20,750,000      Bank of America, Inc., 0.23%, dated 6/30/10, repurchase
                  price of $20,750,000 plus accrued interest on 7/1/10
                  collateralized by the following:
                  $14,431,749 Federal National Mortgage Association
                  Strip, 5/15/11
                  $6,733,251 Fannie Mae, 5.8%, 2/9/26                               $   20,750,000
  70,050,000      Bank of America, Inc., 0.24%, dated 6/30/10, repurchase
                  price of $70,050,000 plus accrued interest on 7/1/10
                  collateralized by $71,451,020
                   U.S. Treasury Bond, 8.125%, 5/15/21                                  70,050,000
  37,050,000      Barclays Plc, 0.23%, dated 6/30/10, repurchase price of
                  $37,050,000 plus accrued interest on 7/1/10 collateralized by $37,791,027 U.S. Treasury Note,
                  0.75 - 1.375%, 11/30/11 - 1/15/13                                     37,050,000
  17,050,000      BNP Paribas SA, 0.24%, dated 6/30/10, repurchase price
                  of $17,050,000 plus accrued interest on 7/1/10
                  collateralized by the following:
                  $12,600,814 Freddie Mac Giant, 5.5%, 1/1/36
                  $4,790,186 Federal National Mortgage Association,
                  6.0%, 12/1/37                                                         17,050,000
   6,050,000      Deutsche Bank AG, 0.24%, dated 6/30/10, repurchase
                  price of $6,050,000 plus accrued interest on 7/1/10
                  collateralized by the following:
                  $4,995,683 Federal National Mortgage Association
                  (ARM), 2.61 - 5.48%, 9/1/36 - 12/1/47
                  $1,175,317 Federal Home Loan Mortgage Corp.,
                  6.01 - 6.14%, 8/1/37 - 12/1/37                                         6,050,000
  26,050,000      JPMorgan, Inc., 0.24%, dated 6/30/10, repurchase price of
                  $26,050,000 plus accrued interest on 7/1/10 collateralized by $26,571,487
                  Federal National Mortgage Association,
                  5.5 - 7.5%, 2/1/29 - 6/1/38                                           26,050,000
   6,050,000      Societe Gernerale SA, 0.25%, dated 6/30/10, repurchase
                  price of $6,050,000 plus accrued interest on 7/1/10
                  collateralized by the following:
                  $4,621,110 Federal National Mortgage Association,
                  4.5 - 6.5%, 1/1/25 - 12/1/36
                  $1,549,890 Federal National Mortgage Association
                  (ARM), 4.82%, 7/1/35                                                   6,050,000
                                                                                    --------------
                  Total Repurchase Agreements                                       $  183,050,000
--------------------------------------------------------------------------------------------------
                  Securities Lending Collateral -- 3.9% (c)
                  Certificates of Deposit:
   5,166,974      Bank of Nova Scotia, 0.47%, 9/7/10                                $    5,166,974
   5,166,974      Barclays, 0.30%, 7/23/10                                               5,166,974
   5,683,672      CBA Financial, 0.56%, 1/3/11                                           5,683,672
   5,166,974      Deutschebank, 0.30%, 7/19/10                                           5,166,974

The accompanying notes are an integral part of these financial statements.


20  Pioneer Cullen Value Fund | Annual Report | 6/30/10

--------------------------------------------------------------------------------------------------
Principal
Amount                                                                              Value
--------------------------------------------------------------------------------------------------
                  Certificates of Deposit -- (continued)
$ 3,100,185       DnB NOR Bank ASA NY, 0.49%, 8/26/10                               $    3,100,185
  5,166,982       Rabobank Nederland NY, 0.23%, 7/6/10                                   5,166,982
  5,166,974       Royal Bank of Canada, 0.26%, 1/21/11                                   5,166,974
  5,166,974       Svenska NY, 0.265%, 7/19/10                                            5,166,974
                                                                                    --------------
                                                                                    $   39,785,709
--------------------------------------------------------------------------------------------------
                  Commercial Paper:
  3,100,185       American Honda Finance, 0.38%, 5/4/11                             $    3,100,185
  2,066,790       American Honda Finance, 0.38%, 4/15/11                                 2,066,790
    683,570       Caterpillar Financial Services, 0.47%, 8/20/10                           683,570
  5,167,937       Federal Home Loan Bank, 0.31%, 6/1/11                                  5,167,937
  2,066,500       NABPP, 0.28%, 7/19/10                                                  2,066,500
  2,582,340       PARFIN, 0.39%, 8/11/10                                                 2,582,340
  5,166,773       SOCNAM, 0.28%, 7/6/10                                                  5,166,773
  4,130,780       CHARF, 0.46%, 8/23/10                                                  4,130,780
  3,097,782       CLIPPR, 0.45%, 9/1/10                                                  3,097,782
  2,150,567       FAIRPP, 0.50%, 8/16/10                                                 2,150,567
  2,581,408       FASCO, 0.46%, 9/2/10                                                   2,581,408
  2,374,729       FASCO, 0.45%, 9/9/10                                                   2,374,729
  3,616,725       SRCPP, 0.26%, 7/7/10                                                   3,616,725
  3,625,333       STRAIT, 0.43%, 8/23/10                                                 3,625,333
  2,492,708       TBLLC, 0.40%, 8/9/10                                                   2,492,708
  5,165,934       Varfun, 0.29%, 7/26/10                                                 5,165,934
  4,671,532       CME, Inc., 1.00%, 8/6/10                                               4,671,532
  1,550,388       GE Capital Corp., 0.64%, 8/20/10                                       1,550,388
    559,301       GE Capital Corp., 0.40%, 10/21/10                                        559,301
    563,162       GE Capital Corp., 0.35%, 10/6/10                                         563,162
  2,583,222       GE, 0.37%, 1/26/11                                                     2,583,222
    516,252       GE Capital Corp., 0.33%, 6/6/11                                          516,252
    576,134       John Deere Capital Corp., 0.32%, 7/16/10                                 576,134
  4,369,419       JPMorgan Chase & Co., 0.57%, 9/24/10                                   4,369,419
  5,857,885       Santander, 0.30%, 7/23/10                                              5,857,885
  5,166,974       Toyota Motor Credit Corp., 0.35%, 1/10/11                              5,166,974
  3,100,368       Wachovia, 0.64%, 3/22/11                                               3,100,368
  1,446,907       Wal-Mart Stores, Inc., 0.22%, 7/1/10                                   1,446,907
  2,066,442       WFC, 0.60%, 12/2/10                                                    2,066,442
  5,166,974       WSTPAC, 0.39%, 11/5/10                                                 5,166,974
                                                                                    --------------
                                                                                    $   88,265,021
--------------------------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------------------------
                  Money Market Mutual Funds
  7,750,462       Blackrock Liquidity Temp Cash Fund                                $    7,750,462
  7,750,462       Dreyfus Preferred Money Market Fund                                    7,750,462
                                                                                    --------------
                                                                                    $   15,500,924
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     21

--------------------------------------------------------------------------------------------------
Principal
Amount                                                                              Value
--------------------------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
  $  6,482,487    Barclays, 0.1%, 7/1/10                                            $    6,482,487
    12,917,436    Deutsche Bank, 0.3%, 7/1/10                                           12,917,436
    15,500,923    RBS Securities, Inc., 0.5%, 7/1/10                                    15,500,923
                                                                                    --------------
                                                                                    $   34,900,846
                                                                                    --------------
                  Total Securities Lending Collateral                               $  178,452,500
--------------------------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $361,502,500)                                               $  361,502,500
--------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 103.3%
                  (Cost $4,838,101,676) (a)                                         $4,702,009,508
--------------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (3.3)%                            $ (150,739,734)
--------------------------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                                        $4,551,269,774
==================================================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At June 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $4,838,494,811 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $ 252,593,046
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (389,078,349)
                                                                                     -------------
         Net unrealized loss                                                         $(136,485,303)
                                                                                     =============

(b)   At June 30, 2010, the following securities were out on loan:

--------------------------------------------------------------------------------------------------
   Shares      Security                                                                 Value
--------------------------------------------------------------------------------------------------
       700     3M Co.                                                                   $   55,293
   157,000     ABB, Ltd.                                                                 2,712,960
    34,400     Anglo American Plc*                                                         592,712
     5,600     Avnet, Inc.*                                                                135,016
    16,200     Bayer AG (A.D.R.)                                                           903,960
    12,300     Boeing Co.                                                                  771,825
    95,200     BorgWarner, Inc.*                                                         3,554,768
   532,900     Bunge, Ltd.                                                              26,213,351
   635,600     Canadian Pacific Railway, Ltd.                                           34,080,872
   117,400     Fluor Corp.                                                               4,989,500
     5,600     Kraft Foods, Inc.                                                           156,800
   391,000     Nestle SA (A.D.R.)                                                       18,861,840
   142,400     Petrochina Co., Ltd. (A.D.R.)                                            15,625,552
    20,900     Unilever NV                                                                 570,988

The accompanying notes are an integral part of these financial statements.


22  Pioneer Cullen Value Fund | Annual Report | 6/30/10

--------------------------------------------------------------------------------------------------
   Shares      Security                                                               Value
--------------------------------------------------------------------------------------------------
 3,002,200     Vodafone Group Plc (A.D.R.)                                            $ 62,055,474
    16,100     The Walt Disney Co.                                                         507,150
--------------------------------------------------------------------------------------------------
               Total                                                                  $171,788,061
==================================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2010, aggregated $1,140,170,379 and $485,727,067, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------
                                Level 1             Level 2          Level 3      Total
--------------------------------------------------------------------------------------------------
Common Stocks                   $4,340,507,008      $         --     $--          $4,340,570,008
Temporary Cash Investments                  --       346,001,576      --             346,001,576
Money Market Mutual Funds           15,500,924                --      --              15,500,924
------------------------------------------------------------------------------------------------
Total                           $4,356,007,932      $346,001,576     $--          $4,702,009,508
================================================================================================

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     23

Statement of Assets and Liabilities | 6/30/10

ASSETS:
  Investment in securities (including securities loaned of $171,788,061)
   (cost $4,838,101,676)                                                     $4,702,009,508
  Cash                                                                           19,469,770
  Receivables --
   Fund shares sold                                                              10,422,764
   Dividends and interest                                                        12,977,166
   Due from Pioneer Investment Management, Inc.                                       6,206
  Other                                                                              93,536
-------------------------------------------------------------------------------------------
     Total assets                                                            $4,744,978,950
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                   $   14,095,674
   Upon return of securities loaned                                             178,452,500
  Due to affiliates                                                                 991,363
  Accrued expenses                                                                  169,639
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  193,709,176
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $5,329,683,551
  Undistributed net investment income                                            38,347,909
  Accumulated net realized loss on investments                                 (680,669,518)
  Net unrealized loss on investments                                           (136,092,168)
-------------------------------------------------------------------------------------------
     Total net assets                                                        $4,551,269,774
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,027,653,271/132,850,081 shares)                       $        15.26
  Class B (based on $62,427,855/4,125,964 shares)                            $        15.13
  Class C (based on $432,244,789/28,649,149 shares)                          $        15.09
  Class R (based on $25,618,268/1,699,348 shares)                            $        15.08
  Class Y (based on $1,973,460,615/128,682,466 shares)                       $        15.34
  Class Z (based on $29,864,976/1,961,911 shares)                            $        15.22
MAXIMUM OFFERING PRICE:
  Class A ($15.26 [divided by] 94.25%)                                       $        16.19
===========================================================================================

The accompanying notes are an integral part of these financial statements.


24  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Statement of Operations

For the Year Ended 6/30/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,111,530)     $102,273,679
  Interest                                                         457,944
  Income from securities loaned, net                               909,456
---------------------------------------------------------------------------------------------
     Total investment income                                                    $ 103,641,079
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 28,344,358
  Transfer agent fees
   Class A                                                       2,665,456
   Class B                                                         200,105
   Class C                                                         713,978
   Class R                                                          77,723
   Class Y                                                         242,485
   Class Z                                                          16,509
  Distribution fees
   Class A                                                       5,580,010
   Class B                                                         737,490
   Class C                                                       4,789,691
   Class R                                                          83,787
  Shareholder communication expense                              4,493,831
  Administrative reimbursements                                  1,497,438
  Custodian fees                                                    94,361
  Registration fees                                                293,550
  Professional fees                                                219,608
  Printing expense                                                 226,827
  Fees and expenses of nonaffiliated trustees                      118,897
  Miscellaneous                                                    205,697
---------------------------------------------------------------------------------------------
     Total expenses                                                             $  50,601,801
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                    (74,972)
---------------------------------------------------------------------------------------------
     Net expenses                                                               $  50,526,829
---------------------------------------------------------------------------------------------
       Net investment income                                                    $  53,114,250
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                              $(126,283,612)
---------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                  $ 390,539,865
---------------------------------------------------------------------------------------------
   Net gain on investments                                                      $ 264,256,253
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                         $ 317,370,503
=============================================================================================

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     25

Statements of Changes in Net Assets

For the Years Ended 6/30/10 and 6/30/09, respectively

----------------------------------------------------------------------------------------------
                                                          Year Ended          Year Ended
                                                          6/30/10             6/30/09
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $     53,114,250    $     52,589,238
Net realized loss on investments                              (126,283,612)       (410,945,941)
Change in net unrealized gain (loss) on investments            390,539,865        (581,835,745)
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                           $    317,370,503    $   (940,192,448)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.18 per share, respectively)      $    (23,150,458)   $    (22,947,580)
   Class B ($0.03 and $0.01 per share, respectively)              (132,347)            (54,586)
   Class C ($0.06 and $0.04 per share, respectively)            (1,709,141)         (1,332,357)
   Class R ($0.19 and $0.18 per share, respectively)              (184,228)            (60,303)
   Class Y ($0.23 and $0.24 per share, respectively)           (26,651,473)        (14,623,973)
   Class Z ($0.24 and $0.25 per share, respectively)              (328,300)             (1,678)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                   $    (52,155,947)   $    (39,020,477)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  2,127,061,675    $  2,392,783,203
Shares issued in reorganization                                         --         122,496,122
Reinvestment of distributions                                   44,092,241          33,936,631
Cost of shares repurchased                                  (1,646,403,079)     (1,548,479,171)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                         $    524,750,837    $  1,000,736,785
----------------------------------------------------------------------------------------------
   Net increase in net assets                             $    789,965,393    $     21,523,860
NET ASSETS:
Beginning of year                                            3,761,304,381       3,739,780,521
----------------------------------------------------------------------------------------------
End of year                                               $  4,551,269,774    $  3,761,304,381
----------------------------------------------------------------------------------------------
Undistributed net investment income                       $     38,347,909    $     37,389,606
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26  Pioneer Cullen Value Fund | Annual Report | 6/30/10

------------------------------------------------------------------------------------------------------
                                     '10 Shares      '10 Amount          '09 Shares     '09 Amount
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           49,600,466     $  798,944,434       90,605,949    $1,305,074,294
Shares issued in reorganization               --                 --        1,639,108        22,062,398
Reinvestment of distributions          1,231,283         20,426,945        1,394,518        19,160,421
Less shares repurchased              (60,856,559)      (975,331,744)     (68,038,103)     (962,249,033)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (10,024,810)    $ (155,960,365)      25,601,472    $  384,048,080
======================================================================================================
Class B
Shares sold                              461,714     $    7,271,995        1,053,086    $   15,396,551
Reinvestment of distributions              6,508            107,492            3,441            47,214
Less shares repurchased               (1,206,086)       (19,335,209)      (1,745,712)      (24,995,121)
------------------------------------------------------------------------------------------------------
   Net decrease                         (737,864)    $  (11,955,722)        (689,185)   $   (9,551,356)
======================================================================================================
Class C
Shares sold                            5,953,584     $   95,177,045        9,014,985    $  130,145,397
Shares issued in reorganization               --                 --           52,805           703,896
Reinvestment of distributions             77,325          1,272,678           74,535         1,016,955
Less shares repurchased               (7,748,374)      (124,088,582)     (10,190,583)     (142,660,112)
------------------------------------------------------------------------------------------------------
   Net decrease                       (1,717,465)    $  (27,638,859)      (1,048,258)   $  (10,793,864)
======================================================================================================
Class R
Shares sold                            1,317,664     $   21,611,083          612,625    $    8,569,253
Reinvestment of distributions             10,043            164,809            3,218            43,865
Less shares repurchased                 (299,824)        (4,837,658)        (168,919)       (2,157,437)
------------------------------------------------------------------------------------------------------
   Net increase                        1,027,883     $   16,938,234          446,924    $    6,455,681
======================================================================================================
Class Y
Shares sold                           72,410,857     $1,171,794,192       63,154,846    $  927,766,121
Shares issued in reorganization               --                 --        7,376,467        99,729,828
Reinvestment of distributions          1,321,681         21,979,546          992,714        13,668,176
Less shares repurchased              (31,717,750)      (515,351,094)     (27,788,877)     (416,204,998)
------------------------------------------------------------------------------------------------------
   Net increase                       42,014,788     $  678,422,644       43,735,150    $  624,959,127
======================================================================================================
Class Z
Shares sold                            2,017,705     $   32,262,926          417,145    $    5,831,587
Reinvestment of distributions              8,521            140,771               --                --
Less shares repurchased                 (466,223)        (7,458,792)         (15,237)         (212,470)
------------------------------------------------------------------------------------------------------
   Net increase                        1,560,003     $   24,944,905          401,908    $    5,619,117
======================================================================================================

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     27

Financial Highlights

                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          6/30/10        6/30/09
Class A
Net asset value, beginning of period                                                      $    14.15     $    18.97
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $     0.19     $     0.22
 Net realized and unrealized gain (loss) on investments                                         1.09          (4.86)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $     1.28     $    (4.64)
Distributions to shareowners:
 Net investment income                                                                         (0.17)         (0.18)
 Net realized gain                                                                                --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $     1.11     $    (4.82)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $    15.26     $    14.15
===================================================================================================================
Total return*                                                                                   8.95%        (24.41)%
Ratio of net expenses to average net assets+                                                    1.17%          1.18%
Ratio of net investment income to average net assets+                                           1.08%          1.63%
Portfolio turnover rate                                                                           12%            19%
Net assets, end of period (in thousands)                                                  $2,027,653     $2,021,300
Ratios with no reimbursement of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.17%          1.18%
 Net investment income                                                                          1.08%          1.63%
Ratios with reimbursement of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.17%          1.18%
 Net investment income                                                                          1.08%          1.63%
===================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Year           Year            Year
                                                                                          Ended          Ended           Ended
                                                                                          6/30/08        6/30/07         6/30/06
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                      $    21.21     $    18.28      $  16.19
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $     0.24     $     0.26      $   0.14
 Net realized and unrealized gain (loss) on investments                                        (2.16)          2.86          2.23
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $    (1.92)    $     3.12      $   2.37
Distributions to shareowners:
 Net investment income                                                                         (0.27)         (0.18)        (0.06)
 Net realized gain                                                                             (0.05)         (0.01)        (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $    (2.24)    $     2.93      $   2.09
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $    18.97     $    21.21      $  18.28
=================================================================================================================================
Total return*                                                                                  (9.22)%        17.13%        14.73%
Ratio of net expenses to average net assets+                                                    1.09%          1.09%         1.15%
Ratio of net investment income to average net assets+                                           1.28%          1.67%         1.57%
Portfolio turnover rate                                                                           13%            15%           21%
Net assets, end of period (in thousands)                                                  $2,224,629     $1,828,453      $809,593
Ratios with no reimbursement of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.09%          1.09%         1.15%
 Net investment income                                                                          1.28%          1.67%         1.57%
Ratios with reimbursement of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.09%          1.08%         1.15%
 Net investment income                                                                          1.29%          1.68%         1.57%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28  Pioneer Cullen Value Fund | Annual Report | 6/30/10

                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          6/30/10        6/30/09
Class B
Net asset value, beginning of period                                                      $ 14.03        $   18.75
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $  0.06        $    0.12
 Net realized and unrealized gain (loss) on investments                                      1.07            (4.83)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  1.13        $   (4.71)
Distributions to shareowners:
 Net investment income                                                                      (0.03)           (0.01)
 Net realized gain                                                                             --               --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  1.10        $   (4.72)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 15.13        $   14.03
==================================================================================================================
Total return*                                                                                8.03%          (25.12)%
Ratio of net expenses to average net assets+                                                 2.05%            2.12%
Ratio of net investment income to average net assets+                                        0.19%            0.66%
Portfolio turnover rate                                                                        12%              19%
Net assets, end of period (in thousands)                                                  $62,428        $  68,240
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                2.05%            2.12%
 Net investment income                                                                       0.19%            0.66%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                2.05%            2.11%
 Net investment income                                                                       0.19%            0.67%
==================================================================================================================

                                                                                          Year           Year           Year
                                                                                          Ended          Ended          Ended
                                                                                          6/30/08        6/30/07        6/30/06
Class B
Net asset value, beginning of period                                                      $  20.96       $  18.11       $ 16.15
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.08       $   0.10       $  0.04
 Net realized and unrealized gain (loss) on investments                                      (2.16)          2.81          2.16
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  (2.08)      $   2.91       $  2.20
Distributions to shareowners:
 Net investment income                                                                       (0.08)         (0.05)        (0.02)
 Net realized gain                                                                           (0.05)         (0.01)        (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  (2.21)      $   2.85       $  1.96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  18.75       $  20.96       $ 18.11
===============================================================================================================================
Total return*                                                                                (9.99)%        16.09%        13.66%
Ratio of net expenses to average net assets+                                                  1.93%          2.00%         2.09%
Ratio of net investment income to average net assets+                                         0.44%          0.75%         0.56%
Portfolio turnover rate                                                                         13%            15%           21%
Net assets, end of period (in thousands)                                                  $104,145       $112,795       $62,860
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.93%          2.00%         2.09%
 Net investment income                                                                        0.44%          0.75%         0.56%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.92%          1.99%         2.09%
 Net investment income                                                                        0.45%          0.76%         0.56%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10    29

                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          6/30/10        6/30/09
Class C
Net asset value, beginning of period                                                      $  14.00       $  18.72
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.06       $   0.13
 Net realized and unrealized gain (loss) on investments                                       1.09          (4.81)
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $   1.15       $  (4.68)
Distributions to shareowners:
 Net investment income                                                                       (0.06)         (0.04)
 Net realized gain                                                                              --             --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $   1.09       $  (4.72)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  15.09       $  14.00
=================================================================================================================
Total return*                                                                                 8.16%        (24.98)%
Ratio of net expenses to average net assets+                                                  1.92%          1.96%
Ratio of net investment income to average net assets+                                         0.33%          0.83%
Portfolio turnover rate                                                                         12%            19%
Net assets, end of period (in thousands)                                                  $432,245       $425,022
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.92%          1.96%
 Net investment income                                                                        0.33%          0.83%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.92%          1.96%
 Net investment income                                                                        0.33%          0.83%
=================================================================================================================

                                                                                          Year           Year            Year
                                                                                          Ended          Ended           Ended
                                                                                          6/30/08        6/30/07         6/30/06
Class C
Net asset value, beginning of period                                                      $  20.95       $  18.12        $  16.15
---------------------------------------------------------------------------------------   --------       --------        --------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.09       $   0.11        $   0.05
 Net realized and unrealized gain (loss) on investments                                      (2.15)          2.82            2.17
---------------------------------------------------------------------------------------   --------       --------        --------
  Net increase (decrease) from investment operations                                      $  (2.06)      $   2.93        $   2.22
Distributions to shareowners:
 Net investment income                                                                       (0.12)         (0.09)          (0.03)
 Net realized gain                                                                           (0.05)         (0.01)          (0.22)
---------------------------------------------------------------------------------------   --------       --------        --------
Net increase (decrease) in net asset value                                                $  (2.23)      $   2.83        $   1.97
---------------------------------------------------------------------------------------   --------       --------        --------
Net asset value, end of period                                                            $  18.72       $  20.95        $  18.12
---------------------------------------------------------------------------------------   --------       --------        --------
Total return*                                                                                (9.92)%        16.21%          13.81%
Ratio of net expenses to average net assets+                                                  1.85%          1.87%           1.94%
Ratio of net investment income to average net assets+                                         0.51%          0.89%           0.83%
Portfolio turnover rate                                                                         13%            15%             21%
Net assets, end of period (in thousands)                                                  $588,241       $568,385        $239,241
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.85%          1.87%           1.94%
 Net investment income                                                                        0.51%          0.89%           0.83%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.84%          1.87%           1.94%
 Net investment income                                                                        0.52%          0.89%           0.83%
---------------------------------------------------------------------------------------   --------       --------        --------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Cullen Value Fund | Annual Report | 6/30/10

                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          6/30/10        6/30/09
Class R
Net asset value, beginning of period                                                      $ 14.03        $18.84
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $  0.09        $ 0.13
 Net realized and unrealized gain (loss) on investments                                      1.15         (4.76)
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  1.24        $(4.63)
Distributions to shareowners:
 Net investment income                                                                      (0.19)        (0.18)
 Net realized gain                                                                             --            --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  1.05        $(4.81)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 15.08        $14.03
===============================================================================================================
Total return*                                                                                8.75%       (24.57)%
Ratio of net expenses to average net assets+                                                 1.40%         1.40%
Ratio of net investment income to average net assets+                                        0.93%         1.47%
Portfolio turnover rate                                                                        12%           19%
Net assets, end of period (in thousands)                                                  $25,618        $9,420
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                                                1.85%         2.11%
 Net investment income                                                                       0.48%         0.76%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                                                                1.40%         1.40%
 Net investment income                                                                       0.93%         1.47%
===============================================================================================================

                                                                                          Year           11/1/06 (a)
                                                                                          Ended          to
                                                                                          6/30/08        6/30/07
Class R
Net asset value, beginning of period                                                      $   21.15      $19.51
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $    0.32      $ 0.28
 Net realized and unrealized gain (loss) on investments                                       (2.29)       1.56
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $   (1.97)     $ 1.84
Distributions to shareowners:
 Net investment income                                                                        (0.29)      (0.19)
 Net realized gain                                                                            (0.05)      (0.01)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $   (2.31)     $ 1.64
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   18.84      $21.15
====================================================================================================================
Total return*                                                                                 (9.51)%      9.52%***
Ratio of net expenses to average net assets+                                                   1.41%       1.40%**
Ratio of net investment income to average net assets+                                          1.13%       1.47%**
Portfolio turnover rate                                                                       13%            15%**
Net assets, end of period (in thousands)                                                  $4,231         $  300
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                                                  1.48%       1.62%**
 Net investment income                                                                         1.06%       1.25%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid
 indirectly:
 Net expenses                                                                                  1.40%       1.40%**
 Net investment income                                                                         1.14%       1.47%**
====================================================================================================================

(a) Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10    31

                                                                                          Year           Year
                                                                                          Ended          Ended
                                                                                          6/30/10        6/30/09
Class Y
Net asset value, beginning of period                                                      $    14.21     $    19.07
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $     0.19     $     0.21
 Net realized and unrealized gain (loss) on investments                                         1.17          (4.83)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $     1.36     $    (4.62)
Distributions to shareowners:
 Net investment income                                                                         (0.23)         (0.24)
 Net realized gain                                                                                --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $     1.13     $    (4.86)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $    15.34     $    14.21
===================================================================================================================
Total return*                                                                                   9.47%        (24.18)%
Ratio of net expenses to average net assets+                                                    0.75%          0.83%
Ratio of net investment income to average net assets+                                           1.50%          2.01%
Portfolio turnover rate                                                                           12%            19%
Net assets, end of period (in thousands)                                                  $1,973,461     $1,231,649
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   0.75%          0.83%
 Net investment income                                                                          1.50%          2.01%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   0.75%          0.83%
 Net investment income                                                                          1.50%          2.01%
===================================================================================================================

                                                                                          Year           Year            Year
                                                                                          Ended          Ended           Ended
                                                                                          6/30/08        6/30/07         6/30/06
Class Y
Net asset value, beginning of period                                                      $  21.30       $  18.34        $  16.20
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $   0.29       $   0.28        $   0.10
 Net realized and unrealized gain (loss) on investments                                      (2.14)          2.91            2.33
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  (1.85)      $   3.19        $   2.43
Distributions to shareowners:
 Net investment income                                                                       (0.33)         (0.22)          (0.07)
 Net realized gain                                                                           (0.05)         (0.01)          (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  (2.23)      $   2.96        $   2.14
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  19.07       $  21.30        $  18.34
=================================================================================================================================
Total return*                                                                                (8.87)%        17.47%          15.12%
Ratio of net expenses to average net assets+                                                  0.75%          0.77%           0.83%
Ratio of net investment income to average net assets+                                         1.62%          2.00%           1.91%
Portfolio turnover rate                                                                         13%            15%             21%
Net assets, end of period (in thousands)                                                  $818,534       $599,166        $144,022
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.75%          0.77%           0.83%
 Net investment income                                                                        1.62%          2.00%           1.91%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 0.75%          0.77%           0.83%
 Net investment income                                                                        1.62%          2.00%           1.91%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Cullen Value Fund | Annual Report | 6/30/10

                                                                                          Year
                                                                                          Ended          11/1/08 (a)
                                                                                          6/30/10        to 6/30/09
Class Z
Net asset value, beginning of period                                                      $ 14.12        $15.66
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $  0.14        $ 0.17
 Net realized and unrealized gain (loss) on investments                                      1.20         (1.46)
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations                                     $  1.34        $(1.29)
Distributions to shareowners:
 Net investment income                                                                      (0.24)        (0.25)
 Net realized gain                                                                             --            --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  1.10        $(1.54)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 15.22        $14.12
====================================================================================================================
Total return*                                                                                9.36%        (8.16)%***
Ratio of net expenses to average net assets+                                                 0.80%         0.83%**
Ratio of net investment income to average net assets+                                        1.49%         1.97%**
Portfolio turnover rate                                                                        12%           19%**
Net assets, end of period (in thousands)                                                  $29,865        $5,674
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                0.80%         0.83%**
 Net investment income                                                                       1.49%         1.97%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                0.80%         0.83%**
 Net investment income                                                                       1.49%         1.97%**
==================================================================================================================

(a) Class Z shares were first publicly offered on November 1, 2008.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     33

Notes to Financial Statements | 6/30/10

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers five classes of shares designated as Class A, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on November 1, 2008. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


34  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010, there were no securities that were valued using fair value methods. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     35

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer $68,618,964 in capital losses recognized between November 1, 2009 and June 30, 2010 to its fiscal year ending June 30, 2011.

   At June 30, 2010, the Fund had a net capital loss carryforward of $611,657,419, of which the following amounts will expire between 2015 and 2018 if not utilized; $6,224,159 in 2015, $45,050,496 in 2016, $214,509,643
   in 2017 and $345,873,121 in 2018.

   The tax character of distributions paid during the years ended June 30, 2010, and June 30, 2009 were as follows:

   -----------------------------------------------------------------------------
                                                          2010              2009
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                 $52,155,947       $39,020,477
   Long-term capital gain                                   --                --
   -----------------------------------------------------------------------------
     Total                                         $52,155,947       $39,020,477
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at June 30, 2010:


   -----------------------------------------------------------------------------
                                                                           2010
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                  $  38,347,909
   Capital loss carryforward                                       (611,657,419)
   Post-October loss deferred                                       (68,618,964)
   Unrealized depreciation                                         (136,485,303)
   -----------------------------------------------------------------------------
     Total                                                        $(778,413,777)
   =============================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


36  Pioneer Cullen Value Fund | Annual Report | 6/30/10

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $269,761 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2010.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
   Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     37
   on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of the excess over $3 billion. For the year ended June 30, 2010, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.62% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen Capital Management LLC as compensation for Cullen's subadvisory services to the Fund.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce fund expenses to 1.25%, 2.15%, 2.15%, 1.40% and 1.01% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class Y shares, respectively. These expense limitations are in effect through November 1, 2011 for Class A, Class B, Class C, and
Class R shares, and through June 1, 2012 for Class Y shares. In addition, Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.26% of the average daily net assets attributable to Class A shares through June 1, 2012. However, there can be no assurance that Pioneer will extend the expense limitation agreement beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.


38  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $81,383 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:

Shareholder Communications
Class A                                                               $2,799,577
Class B                                                                   75,461
Class C                                                                  455,998
Class R                                                                   34,897
Class Y                                                                1,115,467
Class Z                                                                   12,431
--------------------------------------------------------------------------------
  Total                                                               $4,493,831
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $881,928 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the net average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $28,052 in distribution fees payable to PFD at June 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     39
administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2010, CDSCs in the amount of $278,522 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended
June 30, 2010, the Fund had no borrowings under this agreement.

7. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Value Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was


40 Pioneer Cullen Value Fund | Annual Report | 6/30/10 accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Value Fund for shares of Pioneer Cullen Value Fund. Shareholders holding Class A, Class C and Class I shares of Regions Morgan Keegan Select Value Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Cullen Value Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:

---------------------------------------------------------------------------------------------
                                                 Regions Morgan
                          Pioneer                Keegan Select          Pioneer
                          Cullen Value Fund      Value Fund             Cullen Value Fund
                          (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------
 Net Assets
 Class A                  $1,893,850,563         $ 22,062,398           $1,915,912,961
 Class B                  $   65,551,091         $         --           $   65,551,091
 Class C                  $  404,014,778         $    703,896           $  404,718,674
 Class R                  $    7,109,235         $         --           $    7,109,235
 Class Y/I                $  914,500,134         $ 99,729,828           $1,014,229,962
 Class Z                  $    1,038,363         $         --           $    1,038,363
---------------------------------------------------------------------------------------------
 Total Net Assets         $3,286,064,164         $122,496,122           $3,408,560,286
=============================================================================================
 Shares Outstanding
 Class A                     140,655,464            1,921,937              142,294,573
 Class B                       4,902,703                   --                4,902,703
 Class C                      30,301,263               60,819               30,354,069
 Class R                         532,366                   --                  532,366
 Class Y/I                    67,640,580            8,696,084               75,017,047
 Class Z                          77,320                   --                   77,320
 Shares Issued in
  Reorganization
 Class A                                                                     1,639,108
 Class C                                                                        52,805
 Class Y                                                                     7,376,467

                                                 Unrealized             Accumulated
                                                 Appreciation On        Loss On
                                                 Closing Date           Closing Date
 Regions Morgan Keegan
  Select Value Fund                              $7,390,084             $(41,008,469)

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Cullen Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund as of June, 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
August 24, 2010

42  Pioneer Cullen Value Fund | Annual Report | 6/30/10

ADDITIONAL INFORMATION (unaudited)

For the year ended June 30, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.


                      Pioneer Cullen Value Fund | Annual Report | 6/30/10     43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 58 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


44  Pioneer Cullen Value Fund | Annual Report | 6/30/10

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service and
Name and Age                with the Fund            Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2008.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
                                                                                                 Held by Trustee
Name and Age                Principal Occupation                                                 During Past Five Years
------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a Director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a Director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund (Rus-
                            sia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of Fidu-
                            ciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10    45

Independent Trustees

----------------------------------------------------------------------------
                            Position Held    Length of Service and
Name and Age                with the Fund    Term of Office
----------------------------------------------------------------------------
David R. Bock (66)          Trustee          Trustee since 2005.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------------
Mary K. Bush (62)           Trustee          Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.

------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
                                                                                           Held by Trustee
Name and Age         Principal Occupation                                                  During Past Five Years
------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)   Interim Chief Executive Officer, Oxford Analytica, Inc. (privately-   Director of Enterprise Com-
                     held research and consulting company) (2010 - present); Man-          munity Investment, Inc.
                     aging Partner, Federal City Capital Advisors (corporate advisory      (privately-held affordable
                     services company) (1997 - 2004 and 2008 - present); Execu-            housing finance company)
                     tive Vice President and Chief Financial Officer, I-trax, Inc. (pub-   (1985 - present); Director
                     licly traded health care services company) (2004 - 2007); and         of Oxford Analytica, Inc.
                     Executive Vice President and Chief Financial Officer, Pedestal Inc.   (2008 - present); Director
                     (internet-based mortgage trading company) (2000 - 2002)               of New York Mortgage Trust
                                                                                           (publicly-traded mortgage
                                                                                           REIT) (2004 - 2009)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)    President, Bush International, LLC (international financial advi-     Director of Marriott Interna-
                     sory firm) (1991 - present); Managing Director, Federal Housing       tional, Inc. (2008 -
                     Finance Board (oversight of Federal Home Loan Bank system)            present); Director of Dis-
                     (1989 - 1991); Vice President and Head of International               cover Financial Services
                     Finance, Federal National Mortgage Association (1988 - 1989);         (credit card issuer and elec-
                     U.S. Alternate Executive Director, International Monetary Fund        tronic payment services)
                     (1984 - 1988); Executive Assistant to Deputy Secretary of the         (2007 - present); Former
                     U.S. Treasury, U.S. Treasury Department (1982 - 1984); and            Director of Briggs & Stratton
                     Vice President and Team Leader in Corporate Banking, Bankers          Co. (engine manufacturer)
                     Trust Co. (1976 - 1982)                                               (2004 - 2009); Director of


46  Pioneer Cullen Value Fund | Annual Report | 6/30/10

----------------------------------------------------------------------------
                            Position Held    Length of Service and
Name and Age                with the Fund    Term of Office
----------------------------------------------------------------------------
Mary K. Bush (62)
(continued)



----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
                                                                                           Held by Trustee
Name and Age         Principal Occupation                                                  During Past Five Years
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)                                                                          UAL Corporation (airline
(continued)                                                                                holding company) (2006 -
                                                                                           present); Director of Man-
                                                                                           Tech International Corpora-
                                                                                           tion (national security,
                                                                                           defense, and intelligence
                                                                                           technology firm) (2006 -
                                                                                           present); Member, Board of
                                                                                           Governors, Investment Com-
                                                                                           pany Institute (2007-
                                                                                           present); Former Director of
                                                                                           Brady Corporation (2000 -
                                                                                           2007); Former Director of
                                                                                           Mortgage Guaranty Insur-
                                                                                           ance Corporation (1991 -
                                                                                           2006); Former Director of
                                                                                           Millennium Chemicals, Inc.
                                                                                           (commodity chemicals)
                                                                                           (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds
                                                                                           Tobacco Holdings, Inc.
                                                                                           (tobacco) (1999 - 2005)
------------------------------------------------------------------------------------------------------------------------


                        Pioneer Cullen Value Fund | Annual Report | 6/30/10   47

----------------------------------------------------------------------------
                            Position Held    Length of Service and
Name and Age                with the Fund    Term of Office
----------------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee          Trustee since 2008.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee          Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------------
Thomas J. Perna (59)        Trustee          Trustee since 2006.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
                                                                                                 Held by Trustee
Name and Age                Principal Occupation                                                 During Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   William Joseph Maier Professor of Political Economy, Harvard         Trustee, Mellon Institutional
                            University (1972 - present)                                          Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversaw
                                                                                                 17 portfolios in fund com-
                                                                                                 plex) (1989 - 2008)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice-President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Chief Executive Officer, Quadriserv, Inc. (technology products for   Director, Broadridge Finan-
                            securities lending industry) (2008 - present); Private investor      cial Solutions, Inc. (investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of      communications and securi-
                            New York (financial and securities services) (1986 - 2004)           ties processing provider for
                                                                                                 financial services industry)
                                                                                                 (2009 - present); and
                                                                                                 Director, Quadriserv, Inc.
                                                                                                 (2005 - present)
-------------------------------------------------------------------------------------------------------------------------------


48  Pioneer Cullen Value Fund | Annual Report | 6/30/10

---------------------------------------------------------------------
                           Position Held    Length of Service and
Name and Age               with the Fund    Term of Office
---------------------------------------------------------------------
Marguerite A. Piret (62)   Trustee          Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships
                                                                                              Held by Trustee
Name and Age               Principal Occupation                                               During Past Five Years
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)   President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                           Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                              (closed-end investment
                                                                                              company) (2004 - present);
                                                                                              and Member, Board of Gov-
                                                                                              ernors, Investment Company
                                                                                              Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10    49

Fund Officers

----------------------------------------------------------------------------
                             Position Held         Length of Service and
Name and Age                 with the Fund         Term of Office
----------------------------------------------------------------------------
Christopher J. Kelley (45)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------
Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------
Thomas Reyes (47)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------
Mark E. Bradley (50)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------
Gary Sullivan (52)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (47)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------


50  Pioneer Cullen Value Fund | Annual Report | 6/30/10

---------------------------------------------------------------------------
                        Position Held              Length of Service and
Name and Age            with the Fund              Term of Office
---------------------------------------------------------------------------
David F. Johnson (30)   Assistant Treasurer        Since 2009. Serves at
                                                   the discretion of the
                                                   Board.
---------------------------------------------------------------------------
Jean M. Bradley (57)    Chief Compliance Officer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
---------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (57)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


                       Pioneer Cullen Value Fund | Annual Report | 6/30/10    51

                           This page for your notes.



52  Pioneer Cullen Value Fund | Annual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com







Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2010 Pioneer Investments 19400-04-0810






ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $31,786 in 2010 and $31,786 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
June 30, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 in 2010 and 2009, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
June 30, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended June 30, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2010 and $8,290 in 2009.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.